Note 5 - Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	2021	2020
Cash and cash equivalents	$3,254	$4,210
Restricted cash	1,696	3,885
Total cash, cash equivalents and restricted cash	$4,950	$8,095